Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 32,078	$ 32,260
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	11,453	13,189
Parent Company [Member] | Capitalized Lease Obligations, Mortgage Indebtedness and Other [Member]
Debt Instrument [Line Items]
Long-term debt	204	190
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	20,625	19,071
Subsidiaries [Member] | Capitalized Lease Obligations, Mortgage Indebtedness and Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 755	607
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, start	Jan. 01, 2022
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, start	Jan. 01, 2024
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.65%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.125%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 7,500	9,250
Fixed Rate [Member] | Parent Company [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.442%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2016
Long-term debt	$ 500	500
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.80%
Debt Instrument Maturity Year, start	Jan. 01, 2015
Debt Instrument Maturity Year, End	Dec. 31, 2015
Long-term debt		500
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.778%
Debt Instrument Maturity Year, start	Jan. 01, 2020
Debt Instrument Maturity Year, End	Dec. 31, 2020
Long-term debt		500
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.25%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	8.25%
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 11	11
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.10%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	2.80%
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 5,850	4,050
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.72%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.852%
Debt Instrument Maturity Year, start	Jan. 01, 2018
Debt Instrument Maturity Year, End	Dec. 31, 2019
Long-term debt	$ 750	750
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.335%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.847%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 9,081	7,334
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.016%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.803%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2055
Long-term debt	$ 4,928	$ 6,069